INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2013
INCOME TAXES [Abstract]
Schedule of deferred tax assets and liabilities

Significant components of the Company's deferred tax assets and liabilities as of July 31, 2013 and 2012 are a result of temporary differences related to the items described as follows:

	2013		2012
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$222,408	$-	$182,887	$-
Unbilled receivables	-	976,652	-	995,691
Property and equipment	-	2,557,262	-	2,176,716
Unrealized gain on marketable securities	-	150,001	-	109,471
Other	453,536	-	416,246	-
	$675,944	$3,683,915	$599,133	$3,281,878

Schedule of income tax expense

Income taxes provided for the years ended July 31, 2013, 2012 and 2011 consist of the following:

Current:	2013	2012	2011
Federal	$30,642	$362,463	$68,845
State and City	202,358	291,537	205,155
Deferred taxes:
Federal	267,000	408,000	198,000
State and City	18,000	469,000	-
Total provision	$518,000	$1,531,000	$472,000

Schedule of income taxes

Income taxes provided for the years ended July 31, 2013, 2012 and 2011 consist of the following:

	2013	2012	2011
Continuing operations	$518,000	$1,531,000	$572,000
Discontinued operations	-	-	(100,000)
Total provision	$518,000	$1,531,000	$472,000

Schedule of effective income tax rate reconciliation

Taxes provided for the years ended July 31, 2013, 2012 and 2011 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2013	2012	2011
Income before income taxes	$1,181,671	$2,801,353	$1,002,302
Dividends received deduction	(12,590)	(7,992)	(8,412)
Other-net	10,567	8,023	9,792
Adjusted pre-tax income	$1,179,648	$2,801,384	$1,003,682
Statutory rate	34%	34%	34%
Income tax provision at statutory rate	$366,444	$869,586	$336,598
State and City income taxes, net of federal income tax benefit	133,556	192,414	135,402
State and City deferred income taxes	18,000	469,000	-
Income tax provision	$518,000	$1,531,000	$472,000